PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited)
1
Voya Balanced Income Portfolio
Shares RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS : 15.3%
780,872
(1)(2)
Agate Bay Mortgage
Trust 2015-1 B4,
3.625%,
01/25/2045 $ 628,848
0.2
27,361
(1)
Alternative Loan Trust
2004-J7 M1, 4.597%,
(TSFR1M + 1.134%),
10/25/2034 27,277
0.0
30,839  Alternative Loan Trust
2005-65CB 2A4,
5.500%,
12/25/2035 21,023
0.0
58,975
(1)
Alternative Loan Trust
2005-J2 1A12, 4.672%,
(TSFR1M + 0.514%),
04/25/2035 45,382
0.0
13,919  Alternative Loan Trust
2006-13T1 A9, 6.000%,
05/25/2036 6,374
0.0
69,332
(1)
Alternative Loan Trust
2006-19CB A12,
4.672%, (TSFR1M +
0.514%),
08/25/2036 29,736
0.0
21,658
(1)
Alternative Loan
Trust 2007-23CB A3,
4.772%, (TSFR1M +
0.614%),
09/25/2037 7,621
0.0
92,106
(1)
Alternative Loan
Trust 2007-2CB 2A1,
4.872%, (TSFR1M +
0.714%),
03/25/2037 36,324
0.0
600,000
(2)
Arroyo Mortgage Trust
2022-1 A3, 3.650%,
12/25/2056 494,622
0.1
15,696
(1)
Bear Stearns ALT-A
Trust 2005-7 21A1,
5.619%,
09/25/2035 12,229
0.0
1,888
(1)(2)
Chase Mortgage
Finance Corp. 2016-
SH1 M2, 3.750%,
04/25/2045 1,784
0.0
112,854
(1)(2)
CIM Trust 2019-INV2
A3, 4.000%,
05/25/2049 106,900
0.0
374,435
(1)(2)
CIM Trust 2019-J1 B2,
3.921%,
08/25/2049 354,322
0.1
87,433
(1)(2)
CIM Trust 2019-
J2 A13, 3.500%,
10/25/2049 79,045
0.0
41,332
(1)
Citigroup Mortgage
Loan Trust 2006-
AR2 1A1, 5.778%,
03/25/2036 30,911
0.0
19,452
(1)
Citigroup Mortgage
Loan Trust 2007-
10 22AA, 4.487%,
09/25/2037 18,007
0.0
100,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2020-R02 2B1,
7.471%, (SOFR30A +
3.114%),
01/25/2040 102,332
0.0
Shares Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
500,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2022-R06 1M2,
8.206%, (SOFR30A +
3.850%),
05/25/2042 $ 520,533
0.1
800,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2022-R07 1M2,
9.006%, (SOFR30A +
4.650%),
06/25/2042 846,816
0.2
700,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2022-R08 1M2,
7.956%, (SOFR30A +
3.600%),
07/25/2042 728,619
0.2
2,000,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2023-R04 1B1,
9.706%, (SOFR30A +
5.350%),
05/25/2043 2,186,015
0.6
500,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2024-R01 1M2,
6.156%, (SOFR30A +
1.800%),
01/25/2044 504,838
0.1
700,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2024-R03 2M2,
6.306%, (SOFR30A +
1.950%),
03/25/2044 706,316
0.2
1,000,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2024-R06 1B1,
6.406%, (SOFR30A +
2.050%),
09/25/2044 1,004,181
0.3
2,121,726
(3)
Fannie Mae Interest
Strip 367 2, 5.500%,
01/25/2036 373,579
0.1
2,685,286
(3)
Fannie Mae Interest
Strip 407 C8, 5.500%,
01/25/2039 556,338
0.2
3,341,946
(1)(3)
Fannie Mae Interest
Strip 427 C100,
2.668%,
01/25/2052 448,129
0.1
2,754,964
(3)
Fannie Mae Interest
Strip 441 C2, 3.000%,
04/25/2039 265,863
0.1
461,916
(1)(3)
Fannie Mae REMIC
Trust 2005-
66 LS, 2.159%,
(-1.000*SOFR30A +
6.516%),
07/25/2035 41,032
0.0
452,218
(1)(3)
Fannie Mae REMIC
Trust 2008-
36 YI, 2.729%,
(-1.000*SOFR30A +
7.086%),
07/25/2036 36,485
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Balanced Income Portfolio
Shares Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
296,573
(1)(3)
Fannie Mae REMIC
Trust 2010-
59 NS, 1.299%,
(-1.000*SOFR30A +
5.656%),
06/25/2040 $ 20,848
0.0
584,284
(3)
Fannie Mae REMIC
Trust 2012-121 ID,
3.000%,
11/25/2027 12,315
0.0
2,288,206
(1)(3)
Fannie Mae REMIC
Trust 2012-
144 SC, 1.629%,
(-1.000*SOFR30A +
5.986%),
01/25/2043 244,344
0.1
789,149
(1)(3)
Fannie Mae REMIC
Trust 2012-151
WS, 1.729%,
(-1.000*SOFR30A +
6.086%),
03/25/2042 44,768
0.0
4,878,956
(1)(3)
Fannie Mae REMIC
Trust 2012-
30 SA, 1.479%,
(-1.000*SOFR30A +
5.836%),
04/25/2042 465,792
0.1
1,256,027
(1)(3)
Fannie Mae REMIC
Trust 2012-
35 LS, 2.129%,
(-1.000*SOFR30A +
6.486%),
04/25/2041 53,996
0.0
3,129,704
(1)(3)
Fannie Mae REMIC
Trust 2013-
130 SB, 1.579%,
(-1.000*SOFR30A +
5.936%),
01/25/2044 306,900
0.1
445,863
(1)(3)
Fannie Mae REMIC
Trust 2013-
20 SK, 1.729%,
(-1.000*SOFR30A +
6.086%),
05/25/2041 5,521
0.0
1,732,648
(3)
Fannie Mae REMIC
Trust 2013-67 IL,
6.500%,
07/25/2043 232,005
0.1
734,046
(3)
Fannie Mae REMIC
Trust 2013-71 AI,
3.000%,
07/25/2028 18,816
0.0
4,324,262
(1)(3)
Fannie Mae REMIC
Trust 2014-
38 S, 1.629%,
(-1.000*SOFR30A +
5.986%),
07/25/2044 476,264
0.1
4,778,228
(1)(3)
Fannie Mae REMIC
Trust 2016-
29 SB, 1.579%,
(-1.000*SOFR30A +
5.936%),
05/25/2046 543,600
0.1
107,211
(1)(3)
Fannie Mae REMIC
Trust 2018-
86 DS, 1.629%,
(-1.000*SOFR30A +
5.986%),
12/25/2048 11,282
0.0
Shares Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,079,469
(3)
Fannie Mae REMIC
Trust 2019-13 IB,
6.000%,
09/25/2039 $ 214,560
0.1
2,843,836
(3)
Fannie Mae REMIC
Trust 2020-14 AI,
3.500%,
03/25/2050 488,615
0.1
7,533,985
(3)
Fannie Mae REMIC
Trust 2021-56 QI,
4.500%,
09/25/2051 1,977,145
0.5
12,195,384
(3)
Fannie Mae REMIC
Trust 2021-8 DI,
3.500%,
03/25/2051 2,787,628
0.7
159,077
(1)(2)
Flagstar Mortgage Trust
2017-1 1A7, 3.500%,
03/25/2047 147,289
0.0
652,403
(1)(2)
Flagstar Mortgage Trust
2017-1 B3, 3.631%,
03/25/2047 605,343
0.2
75,226
(1)(2)
Flagstar Mortgage Trust
2018-1 B3, 3.929%,
03/25/2048 69,812
0.0
285,283
(1)(2)
Flagstar Mortgage Trust
2018-3INV A3, 4.000%,
05/25/2048 266,754
0.1
744,567
(1)(2)
Flagstar Mortgage Trust
2021-2 A4, 2.500%,
04/25/2051 614,158
0.2
521,090
(1)(2)
Flagstar Mortgage Trust
2021-2 B3, 2.780%,
04/25/2051 443,692
0.1
252,986
(1)(3)
Freddie Mac
REMIC Trust
3318 KS, 1.923%,
(-1.000*SOFR30A +
6.296%),
05/15/2037 24,684
0.0
4,179,263
(3)
Freddie Mac REMIC
Trust 3788 IO,
6.000%,
01/15/2041 861,961
0.2
292,880
(1)(3)
Freddie Mac
REMIC Trust
3879 SL, 2.113%,
(-1.000*SOFR30A +
6.486%),
01/15/2041 12,881
0.0
6,781,035
(1)(3)
Freddie Mac
REMIC Trust
3990 SG, 2.063%,
(-1.000*SOFR30A +
6.436%),
01/15/2042 734,691
0.2
1,450,499
(1)(3)
Freddie Mac
REMIC Trust
3998 SA, 1.963%,
(-1.000*SOFR30A +
6.336%),
02/15/2042 173,262
0.1
5,252,379
(1)(3)
Freddie Mac
REMIC Trust
4094 SP, 1.563%,
(-1.000*SOFR30A +
5.936%),
08/15/2042 549,036
0.2

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Balanced Income Portfolio
Shares Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,434,446
(1)(3)
Freddie Mac
REMIC Trust
4120 CS, 1.713%,
(-1.000*SOFR30A +
6.086%),
10/15/2032 $ 87,820
0.0
1,215,046
(1)(3)
Freddie Mac
REMIC Trust
4120 JS, 1.713%,
(-1.000*SOFR30A +
6.086%),
10/15/2032 70,444
0.0
2,879,419
(1)(3)
Freddie Mac
REMIC Trust 4143
MS, 2.213%,
(-1.000*SOFR30A +
6.586%),
12/15/2042 369,352
0.1
433,525
(3)
Freddie Mac REMIC
Trust 4153 IB, 2.500%,
01/15/2028 7,631
0.0
1,538,260
(1)(3)
Freddie Mac
REMIC Trust 4517
KI, 10.280%,
(-1.000*SOFR30A +
1.030%),
04/15/2043 10,739
0.0
1,838,961
(3)
Freddie Mac REMIC
Trust 4596 DI, 3.500%,
06/15/2046 333,548
0.1
1,462,429
(1)(3)
Freddie Mac
REMIC Trust
4619 KS, 3.760%,
(-1.000*SOFR30A +
4.136%),
06/15/2039 70,113
0.0
4,730,540
(3)
Freddie Mac REMIC
Trust 4906 DI, 4.500%,
09/25/2049 953,402
0.3
1,032,362
(3)
Freddie Mac REMIC
Trust 5013 IP, 2.000%,
09/25/2050 126,604
0.0
1,978,377
(3)
Freddie Mac REMIC
Trust 5037 IO,
3.000%,
11/25/2050 364,507
0.1
6,092,293
(3)
Freddie Mac REMIC
Trust 5095 BI, 3.500%,
04/25/2041 745,810
0.2
70,405
(1)(2)
Freddie Mac STACR
REMIC Trust 2021-
DNA5 M2, 6.006%,
(SOFR30A + 1.650%),
01/25/2034 70,636
0.0
600,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2021-
HQA4 B1, 8.106%,
(SOFR30A + 3.750%),
12/25/2041 615,972
0.2
400,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA4 M1B, 7.706%,
(SOFR30A + 3.350%),
05/25/2042 415,373
0.1
Shares Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,000,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2024-
HQA2 M2, 6.156%,
(SOFR30A + 1.800%),
08/25/2044 $ 1,006,179
0.3
125,218
(1)(3)
Freddie Mac Strips
239 S30, 3.213%,
(-1.000*SOFR30A +
7.586%),
08/15/2036 17,925
0.0
13,515,444
(1)(3)
Freddie Mac Strips
353 S1, 1.513%,
(-1.000*SOFR30A +
5.886%),
12/15/2046 1,464,085
0.4
1,762,979
(3)
Freddie Mac Strips
365 C57, 3.500%,
11/15/2048 282,235
0.1
1,608,128
(3)
Freddie Mac Strips 365
C9, 3.500%,
05/15/2049 271,632
0.1
22,856,804
(3)
Freddie Mac Strips
389 C32, 2.500%,
07/15/2037 1,332,666
0.4
3,271,599
(3)
Freddie Mac Strips 389
C6, 3.500%,
10/15/2037 308,940
0.1
570,431
(1)(3)
Ginnie Mae 2013-
148 DS, 1.419%,
(-1.000*TSFR1M +
5.566%),
10/16/2043 44,145
0.0
2,068,685
(3)
Ginnie Mae 2015-20
CI, 3.500%,
02/20/2030 102,258
0.0
124,311
(3)
Ginnie Mae 2015-42
IY, 5.500%,
08/20/2039 4,748
0.0
4,863,756
(3)
Ginnie Mae 2015-60
PI, 4.000%,
04/20/2045 961,360
0.3
2,582,512
(1)(3)
Ginnie Mae 2019-
23 MT, 0.600%,
(-1.000*TSFR1M +
6.586%),
03/20/2042 39,549
0.0
2,040,139
(3)
Ginnie Mae 2019-78
IC, 4.500%,
06/20/2049 455,896
0.1
6,712,456
(3)
Ginnie Mae 2020-146
IM, 2.500%,
10/20/2050 988,184
0.3
12,247,888
(3)
Ginnie Mae 2020-146
IO, 3.500%,
10/20/2050 2,355,833
0.6
2,767,655
(3)
Ginnie Mae 2020-79
IO, 3.500%,
06/20/2050 513,645
0.1
8,266,228
(3)
Ginnie Mae 2020-97
UI, 4.500%,
07/20/2050 1,817,947
0.5
6,665,369
(3)
Ginnie Mae 2022-10
GI, 4.500%,
01/20/2052 1,524,164
0.4
26,900
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ2 A1, 4.000%,
11/25/2049 25,389
0.0
118,257
(1)(2)
GS Mortgage-Backed
Securities Trust 2020-
NQM1 A2, 1.791%,
09/27/2060 111,839
0.0
553,129
(2)
GS Mortgage-Backed
Securities Trust 2024-
PJ9 A3, 5.000%,
02/25/2055 546,755
0.2

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Balanced Income Portfolio
Shares Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
9,183
(1)
HomeBanc Mortgage
Trust 2004-1 2A,
5.132%, (TSFR1M +
0.974%),
08/25/2029 $ 9,019
0.0
688,181
(2)
Hundred Acre Wood
Trust 2021-INV1 A27,
2.500%,
07/25/2051 567,648
0.2
20,541
(1)(2)
J.P. Morgan Mortgage
Trust 2019-2 A15,
4.000%,
08/25/2049 19,483
0.0
824,941
(1)(2)
J.P. Morgan Mortgage
Trust 2022-5 A9,
2.800%,
09/25/2052 695,474
0.2
323,383
(1)(2)
JP Morgan Mortgage
Trust 2016-4 A13,
3.500%,
10/25/2046 294,769
0.1
604,390
(1)(2)
JP Morgan Mortgage
Trust 2017-5 B2,
4.967%,
10/26/2048 602,614
0.2
914,604
(1)(2)
JP Morgan Mortgage
Trust 2018-3 B2,
3.706%,
09/25/2048 835,368
0.2
605,346
(1)(2)
JP Morgan Mortgage
Trust 2018-4 B2,
3.715%,
10/25/2048 557,984
0.2
769,496
(1)(2)
JP Morgan Mortgage
Trust 2018-5 A13,
3.500%,
10/25/2048 692,877
0.2
94,883
(1)(2)
JP Morgan Mortgage
Trust 2018-8 A13,
4.000%,
01/25/2049 88,601
0.0
36,484
(1)(2)
JP Morgan Mortgage
Trust 2019-1 A3,
4.000%,
05/25/2049 34,201
0.0
27,784
(1)(2)
JP Morgan Mortgage
Trust 2019-5 A3,
4.000%,
11/25/2049 26,267
0.0
13,460
(1)(2)
JP Morgan Mortgage
Trust 2019-8 A15,
3.500%,
03/25/2050 12,127
0.0
836,269
(1)(2)
JP Morgan Mortgage
Trust 2019-INV1 B2,
4.925%,
09/25/2049 819,063
0.2
397,917
(1)(2)
JP Morgan Mortgage
Trust 2019-LTV2 B3,
4.678%,
12/25/2049 386,164
0.1
5,410
(1)(2)
JP Morgan Mortgage
Trust 2019-LTV3 A5,
3.488%,
03/25/2050 5,375
0.0
131,446
(1)(2)
JP Morgan Mortgage
Trust 2020-3 A15,
3.500%,
08/25/2050 118,218
0.0
117,950
(1)(2)
JP Morgan Mortgage
Trust 2020-5 A15,
3.000%,
12/25/2050 101,293
0.0
1,000,000
(1)(2)
JP Morgan Mortgage
Trust 2021-3 A5,
2.500%,
07/25/2051 701,362
0.2
666,253
(1)(2)
JP Morgan Mortgage
Trust 2024-CCM1 A3,
5.500%,
04/25/2055 669,070
0.2
Shares Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
633,072
(1)(2)
JP Morgan Mortgage
Trust Series 2024-8
A9, 6.000%,
01/25/2055 $ 639,037
0.2
416,111
(1)(2)
Mello Mortgage Capital
Acceptance 2018-
MTG2 B1, 4.251%,
10/25/2048 402,074
0.1
200,000
(1)(2)
Mill City Mortgage Loan
Trust 2017-2 M2,
3.250%,
07/25/2059 195,666
0.1
965,409
(1)(2)
Morgan Stanley
Residential Mortgage
Loan Trust 2024-3 A7,
6.000%,
07/25/2054 978,827
0.3
80,841
(1)(2)
OBX Trust 2019-
INV2 A25, 4.000%,
05/27/2049 75,831
0.0
5,260  Prime Mortgage Trust
2007-1 A4, 5.500%,
03/25/2037 4,709
0.0
400,000
(1)(2)
Provident Funding
Mortgage Trust 2021-
J1 A10, 2.000%,
10/25/2051 249,707
0.1
403,935
(1)(2)
Rate Mortgage Trust
2021-HB1 A31,
2.500%,
12/25/2051 333,187
0.1
435,034
(1)(2)
RCKT Mortgage Trust
2021-1 B3, 2.715%,
03/25/2051 366,389
0.1
580,207
(1)(2)
RCKT Mortgage Trust
2021-4 A21, 2.500%,
09/25/2051 478,585
0.1
911,698
(1)(2)
Sequoia Mortgage Trust
2019-2 B2, 4.260%,
06/25/2049 882,090
0.2
913,040
(1)(2)
Sequoia Mortgage Trust
2019-2 B3, 4.260%,
06/25/2049 858,098
0.2
68,303
(1)(2)
Sequoia Mortgage Trust
2019-4 A19, 3.500%,
11/25/2049 62,102
0.0
290,076
(1)(2)
Sequoia Mortgage Trust
2019-5 A7, 3.500%,
12/25/2049 261,088
0.1
184
(1)(2)
Sequoia Mortgage Trust
2019-CH2 A1, 4.500%,
08/25/2049 183
0.0
620,363
(1)(2)
Sequoia Mortgage Trust
2021-3 B3, 2.651%,
05/25/2051 511,246
0.1
774,502
(1)(2)
Sequoia Mortgage Trust
2023-2 A1, 5.000%,
03/25/2053 764,772
0.2
196,235
(1)(2)
Sequoia Mortgage Trust
2024-3 A19, 6.000%,
04/25/2054 198,084
0.1
607,080
(1)(2)
Sequoia Mortgage Trust
2025-2 A19, 6.000%,
03/25/2055 612,799
0.2

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Balanced Income Portfolio
Shares Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
58,393
(1)(2)
Triangle Re Ltd.
2021-3 M1B, 7.256%,
(SOFR30A + 2.900%),
02/25/2034 $ 58,558
0.0
482,870
(1)(2)
Verus Securitization
Trust 2021-3 A1,
1.046%,
06/25/2066 425,618
0.1
24,842
(1)
WaMu Mortgage Pass-
Through Certificates
2005-AR11 A1C3,
5.292%, (TSFR1M +
1.134%),
08/25/2045 24,031
0.0
11,560
(1)
WaMu Mortgage Pass-
Through Certificates
2006-AR12 2A3,
3.752%,
10/25/2036 10,511
0.0
83,896
(1)
WaMu Mortgage Pass-
Through Certificates
2007-HY2 1A1,
4.161%,
12/25/2036 76,232
0.0
12,076
(1)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2005-
AR13 A1C3, 5.252%,
(TSFR1M + 1.094%),
10/25/2045 11,862
0.0
112,056
(1)
Washington Mutual
Mortgage Pass-Through
Certificates WMALT
2006-AR6 2A, 5.113%,
(12MTA + 0.960%),
08/25/2046 64,759
0.0
7,917
(1)
Wells Fargo Alternative
Loan Trust 2007-PA2
2A1, 4.702%, (TSFR1M
+ 0.544%),
06/25/2037 6,949
0.0
470,230
(1)(2)
Wells Fargo Mortgage
Backed Securities
2018-1 B3, 3.647%,
07/25/2047 425,254
0.1
5,619
(1)
Wells Fargo Mortgage
Backed Securities
Trust 2006-AR4 2A4,
6.085%,
04/25/2036 5,575
0.0
9,103
(1)
Wells Fargo Mortgage
Backed Securities Trust
2007-AR7 A1, 6.481%,
12/28/2037 8,281
0.0
Total Collateralized
Mortgage Obligations
(Cost $59,244,306)
57,275,849
15.3
ASSET-BACKED SECURITIES : 2.7%
Home Equity Asset-Backed Securities : 0.1%
384,010
(1)(2)
ACE Securities Corp.
Mortgage Loan Trust
Series 2007-D1 A2,
6.336%,
02/25/2038 313,738
0.1
Shares Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Home Equity Asset-Backed Securities: (continued)
21,381
(1)
Renaissance Home
Equity Loan Trust
2005-3 AF4, 5.640%,
11/25/2035 $ 21,388
0.0
335,126
0.1
Other Asset-Backed Securities : 2.6%
8,241
(2)
Aqua Finance Trust
2020-AA A, 1.900%,
07/17/2046 7,802
0.0
10,438
(1)
Chase Funding Trust
Series 2003-5 2A2,
4.872%, (TSFR1M +
0.714%),
07/25/2033 10,534
0.0
49,465
(2)
CLI Funding VI LLC
2020-1A A, 2.080%,
09/18/2045 46,352
0.0
8,130
(2)
HERO Funding Trust
2015-2A A, 3.990%,
09/20/2040 7,884
0.0
52,430
(2)
Loanpal Solar Loan Ltd.
2020-2GF A, 2.750%,
07/20/2047 44,623
0.0
51,926
(2)
Loanpal Solar Loan Ltd.
2021-1GS A, 2.290%,
01/20/2048 43,615
0.0
88,743
(2)
Loanpal Solar Loan Ltd.
2021-2GS A, 2.220%,
03/20/2048 72,434
0.0
226,184
(2)
Mill City Solar Loan Ltd.
2019-2GS A, 3.690%,
07/20/2043 204,185
0.1
23,139
(2)
Mosaic Solar Loan Trust
2018-1A A, 4.010%,
06/22/2043 21,768
0.0
17,746
(2)
Mosaic Solar Loan Trust
2018-2GS B, 4.740%,
02/22/2044 16,126
0.0
37,782
(2)
Mosaic Solar Loan Trust
2020-2A A, 1.440%,
08/20/2046 31,842
0.0
44,778
(2)
Mosaic Solar Loan Trust
2021-1A B, 2.050%,
12/20/2046 35,887
0.0
595,474
(2)
Mosaic Solar Loans
LLC 2017-2A A,
3.820%,
06/22/2043 561,260
0.2
620,000
(1)(2)
Neuberger Berman
CLO XVII Ltd. 2014-
17A CR3, 6.482%,
(TSFR3M + 2.150%),
07/22/2038 623,406
0.2
1,000,000
(1)(2)
Neuberger Berman
Loan Advisers CLO 25
Ltd. 2017-25A CR2,
6.429%, (TSFR3M +
2.100%),
07/18/2038 1,005,936
0.3

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Balanced Income Portfolio
Shares Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
750,000
(1)(2)
Neuberger Berman
Loan Advisers CLO 33
Ltd. 2019-33A CR2,
6.318%, (TSFR3M +
2.000%),
04/16/2039 $ 754,056
0.2
500,000
(1)(2)
NYACK Park CLO Ltd.
2021-1A C, 6.537%,
(TSFR3M + 2.212%),
10/20/2034 500,025
0.1
350,000
(1)(2)
Oaktree CLO Ltd.
2022-3A CR, 6.418%,
(TSFR3M + 2.100%),
10/15/2037 351,841
0.1
500,000
(1)(2)
OCP CLO Ltd. 2020-
8RA CR, 6.222%,
(TSFR3M + 1.900%),
10/17/2036 500,025
0.1
650,000
(1)(2)
Octagon Investment
Partners 43 Ltd.
2019-1A CR, 6.768%,
(TSFR3M + 2.450%),
10/25/2032 651,343
0.2
250,000
(1)(2)
Palmer Square CLO
Ltd. 2021-1A BR,
6.125%, (TSFR3M +
1.800%),
04/20/2038 250,957
0.1
550,000
(1)(2)
Shackleton CLO Ltd.
2019-15A CR, 6.729%,
(TSFR3M + 2.412%),
01/15/2032 550,747
0.1
245,909
(1)(2)
Sound Point CLO
XXVIII Ltd. 2020-3A
A1R, 5.598%, (TSFR3M
+ 1.280%),
01/25/2032 246,193
0.1
1,250,000
(1)(2)
Storm King Park CLO
Ltd. 2022-1A CR,
6.318%, (TSFR3M +
2.000%),
10/15/2037 1,253,290
0.3
341,215
(2)
Sunnova Helios IX
Issuer LLC 2022-B A,
5.000%,
08/20/2049 304,707
0.1
349,241
(2)
Sunnova Helios XI
Issuer LLC 2023-A A,
5.300%,
05/20/2050 320,884
0.1
172,474
(2)
Sunnova Sol II Issuer
LLC 2020-2A A,
2.730%,
11/01/2055 145,252
0.0
76,216
(2)
Sunnova Sol III Issuer
LLC 2021-1 A,
2.580%,
04/28/2056 63,531
0.0
598,537
(2)
Sunrun Bacchus Issuer
LLC 2025-1A A2A,
6.410%,
04/30/2060 603,974
0.2
211,788
(2)
Sunrun Xanadu Issuer
LLC 2019-1A A,
3.980%,
06/30/2054 201,161
0.1
149,884
(1)(2)
Symphony CLO XVI
Ltd. 2015-16A ARR,
5.518%, (TSFR3M +
1.200%),
10/15/2031 149,982
0.0
Shares Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
181,213
(1)(2)
Symphony CLO XX
Ltd. 2018-20A AR2,
5.418%, (TSFR3M +
1.100%),
01/16/2032 $ 181,277
0.0
16,396
(1)(2)
THL Credit Wind River
CLO Ltd. 2015-
1A A1R3, 5.525%,
(TSFR3M + 1.200%),
10/20/2030 16,404
0.0
109,154
(1)(2)
TIAA CLO I Ltd. 2016-
1A ARR, 5.575%,
(TSFR3M + 1.250%),
07/20/2031 109,250
0.0
9,888,553
2.6
Student Loan Asset-Backed Securities : 0.0%
21,639
(2)
Commonbond Student
Loan Trust 2018-BGS
B, 3.990%,
09/25/2045 19,334
0.0
15,830
(2)
Commonbond Student
Loan Trust-GS 2017-
BGS A1, 2.680%,
09/25/2042 14,899
0.0
21,120
(2)
Commonbond Student
Loan Trust-GS 2020-
AGS A, 1.980%,
08/25/2050 19,014
0.0
5,266
(2)
Navient Private
Education Refi Loan
Trust 2019-A A2A,
3.420%,
01/15/2043 5,246
0.0
8,157
(2)
Sofi Professional Loan
Program Trust 2018-
D A2FX, 3.600%,
02/25/2048 8,100
0.0
66,593
0.0
Total Asset-Backed
Securities
(Cost $10,521,375)
10,290,272
2.7
SOVEREIGN BONDS : 2.5%
BRL
31,364
(4)
Brazil Letras do
Tesouro Nacional LTN,
15.084
%,
01/01/2026 5,690,241
1.5
BRL
1,900,000  Brazil Notas do
Tesouro Nacional Serie
B NTNB,
6.000
%,
05/15/2035 1,495,862
0.4
BRL
1,035,000  Brazil Notas do
Tesouro Nacional Serie
B NTNB,
6.000
%,
08/15/2050 773,292
0.2
246,125  Chile Government
International Bond,
4.950
%,
01/05/2036 248,082
0.1
200,000  Colombia Government
International Bond,
3.125
%,
04/15/2031 174,500
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Balanced Income Portfolio
Shares Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
225,000  Colombia Government
International Bond,
8.500
%,
04/25/2035 $ 249,356
0.1
250,000
(2)
Guatemala Government
Bond,
6.050
%,
08/06/2031 260,875
0.1
200,000
(2)
Guatemala Government
Bond,
6.550
%,
02/06/2037 211,688
0.1
9,191
(2)(5)
Ukraine Government
International Bond,
0.010
% (Step Rate @
3.000% on 02/01/2027),
02/01/2030 4,848
0.0
34,346
(2)(5)
Ukraine Government
International Bond,
0.010
% (Step Rate @
3.000% on 02/01/2027),
02/01/2034 14,297
0.0
29,024
(2)(5)
Ukraine Government
International Bond,
0.010
% (Step Rate @
3.000% on 02/01/2027),
02/01/2035 14,149
0.0
24,187
(2)(5)
Ukraine Government
International Bond,
0.010
% (Step Rate @
3.000% on 02/01/2027),
02/01/2036 11,767
0.0
33,652
(1)(2)
Ukraine Government
International Bond,
4.500
% (Step Rate @
6.000% on 01/02/2027),
02/01/2029 23,051
0.0
58,890
(1)(2)
Ukraine Government
International Bond,
4.500
% (Step Rate @
6.000% on 01/02/2027),
02/01/2034 33,067
0.0
67,303
(2)(5)
Ukraine Government
International Bond,
4.500
% (Step Rate @
6.000% on 01/02/2027),
02/01/2035 37,185
0.0
8,413
(2)(5)
Ukraine Government
International Bond,
4.500
% (Step Rate @
6.000% on 01/02/2027),
02/01/2036 4,585
0.0
Total Sovereign Bonds
(Cost $8,082,262)
9,246,845
2.5
CORPORATE BONDS/NOTES : 2.4%
Basic Materials : 0.3%
190,000
(2)
Capstone Copper Corp.,
6.750%,
03/31/2033 195,869
0.0
190,000
(2)
Chemours Co., 8.000%,
01/15/2033 189,126
0.0
200,000
(2)
Corp Nacional del
Cobre de Chile,
5.950%,
01/08/2034 210,000
0.1
Shares Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Basic Materials: (continued)
200,000
(2)
Corp Nacional del
Cobre de Chile,
6.440%,
01/26/2036 $ 216,950
0.1
200,000
(2)
OCP SA, 6.750%,
05/02/2034 218,353
0.1
1,030,298
0.3
Communications : 0.2%
190,000
(2)
Directv Financing LLC,
8.875%,
02/01/2030 187,904
0.0
190,000
(2)
Nexstar Media, Inc.,
4.750%,
11/01/2028 185,606
0.0
190,000
(2)
Snap, Inc., 6.875%,
03/15/2034 192,780
0.1
200,000
(2)
Vmed O2 UK Financing
I PLC, 7.750%,
04/15/2032 210,378
0.1
776,668
0.2
Consumer, Cyclical : 0.5%
190,000
(2)
American Axle &
Manufacturing, Inc.,
7.750%,
10/15/2033 191,600
0.0
225,000
(2)(6)
Caesars Entertainment,
Inc., 6.000%,
10/15/2032 221,757
0.1
160,000
(6)
Goodyear Tire &
Rubber Co., 5.250%,
07/15/2031 150,429
0.0
225,000
(2)
Light & Wonder
International, Inc.,
6.250%,
10/01/2033 225,533
0.1
225,000
(2)
NCL Corp. Ltd.,
6.750%,
02/01/2032 231,538
0.1
225,000
(2)
Newell Brands, Inc.,
8.500%,
06/01/2028 238,553
0.1
185,000
(2)
Royal Caribbean
Cruises Ltd., 4.250%,
07/01/2026 184,899
0.0
70,000
(2)
Royal Caribbean
Cruises Ltd., 5.375%,
07/15/2027 70,628
0.0
225,000
(2)
SeaWorld Parks &
Entertainment, Inc.,
5.250%,
08/15/2029 221,410
0.1
125,000
(2)
Tenneco, Inc., 8.000%,
11/17/2028 125,318
0.0
1,861,665
0.5
Consumer, Non-cyclical : 0.3%
190,000
(2)(6)
Avis Budget Car Rental
LLC / Avis Budget
Finance, Inc., 8.000%,
02/15/2031 196,711
0.0
225,000
(2)
Concentra Escrow
Issuer Corp., 6.875%,
07/15/2032 233,917
0.1
95,000
(2)
EquipmentShare.
com, Inc., 8.625%,
05/15/2032 102,685
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Balanced Income Portfolio
Shares Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
225,000
(2)
Global Medical
Response, Inc.,
7.375%,
10/01/2032 $ 231,735
0.1
200,000
(2)(6)
Organon & Co /
Organon Foreign Debt
Co-Issuer BV, 5.125%,
04/30/2031 175,369
0.0
225,000
(2)
Post Holdings, Inc.,
6.375%,
03/01/2033 227,657
0.1
1,168,074
0.3
Energy : 0.4%
205,000
(2)
Delek Logistics Partners
L.P. / Delek Logistics
Finance Corp., 8.625%,
03/15/2029 213,928
0.1
450,000
(1)
Energy Transfer L.P. G,
7.125%,
12/31/2199 465,845
0.1
145,000
(2)
Global Partners L.P.
/ GLP Finance Corp.,
8.250%,
01/15/2032 153,042
0.0
190,000
(2)
Northern Oil and
Gas, Inc., 8.750%,
06/15/2031 196,525
0.1
225,000  Petroleos del Peru SA,
4.750%,
06/19/2032 196,144
0.0
200,000
(2)
Petroleos del Peru SA,
4.750%,
06/19/2032 174,350
0.0
200,000  Petroleos Mexicanos ,
6.500%,
03/13/2027 202,850
0.1
1,602,684
0.4
Financial : 0.2%
225,000
(2)
Focus Financial
Partners LLC, 6.750%,
09/15/2031 230,592
0.1
225,000
(2)
Midcap Financial
Issuer Trust, 6.500%,
05/01/2028 223,633
0.0
255,000
(2)
Panther Escrow
Issuer LLC, 7.125%,
06/01/2031 265,409
0.1
719,634
0.2
Industrial : 0.2%
110,000
(2)
AmeriTex HoldCo
Intermediate LLC,
7.625%,
08/15/2033 114,591
0.0
110,000
(2)
Bombardier, Inc.,
6.750%,
06/15/2033 114,929
0.1
125,000
(2)(6)
Owens-Brockway Glass
Container, Inc., 7.250%,
05/15/2031 127,403
0.1
110,000
(2)
Quikrete Holdings, Inc.,
6.375%,
03/01/2032 114,028
0.0
110,000
(2)
TransDigm , Inc.,
6.375%,
05/31/2033 111,512
0.0
95,000
(2)
Waste Pro USA, Inc.,
7.000%,
02/01/2033 98,638
0.0
681,101
0.2
Shares Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology : 0.2%
255,000
(2)
Cloud Software
Group, Inc., 6.500%,
03/31/2029 $ 257,581
0.1
125,000
(2)
CoreWeave , Inc.,
9.250%,
06/01/2030 129,251
0.0
255,000
(2)
UKG, Inc., 6.875%,
02/01/2031 263,310
0.1
650,142
0.2
Utilities : 0.1%
350,000
(2)
Comision Federal de
Electricidad , 6.450%,
01/24/2035 358,071
0.1
Total Corporate Bonds/
Notes
(Cost $8,829,294)
8,848,337
2.4
COMMERCIAL MORTGAGE-BACKED SECURITIES : 0.9%
1,000,000
(1)(2)
Benchmark Mortgage
Trust 2018-B3 D,
3.197%,
04/10/2051 691,631
0.2
322,664
(1)(2)
BX Commercial
Mortgage Trust 2021-
IRON E, 6.614%,
(TSFR1M + 2.464%),
02/15/2038 311,633
0.1
725,000
(1)
Citigroup Commercial
Mortgage Trust
2016-P4 C, 4.092%,
07/10/2049 678,219
0.2
200,000
(1)
Citigroup Commercial
Mortgage Trust
2016-P5 B, 3.698%,
10/10/2049 185,519
0.1
34,666
(1)
Comm Mortgage Trust
2013-CR13 C, 5.109%,
11/10/2046 34,185
0.0
1,130,000
(1)(2)
DBWF Mortgage Trust
2015-LCM D, 3.535%,
06/10/2034 1,042,305
0.3
1,055,605
(1)(3)
Freddie Mac Multiclass
Certificates Series
2021-P011 X1, 1.754%,
09/25/2045 112,859
0.0
2,012
(1)(3)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K109 X1, 1.685%,
04/25/2030 117
0.0
17,111
(1)(3)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K-1516 X1, 1.623%,
05/25/2035 1,819
0.0
1,261,853
(1)(3)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K-1518 X1, 0.948%,
10/25/2035 75,896
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Balanced Income Portfolio
Shares Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
836,209
(3)
Freddie Mac Multifamily
Structured Pass
Through Certificates
KL06 XFX, 1.462%,
12/25/2029 $ 33,323
0.0
2,373
(2)(7)
GAM RE-REMIC Trust
2022-FRR3 CK47,
0.000%,
05/27/2048 2,339
0.0
95,000
(2)(7)
GAM RE-REMIC Trust
2022-FRR3 DK47,
0.000%,
05/27/2048 91,175
0.0
30,000
(2)(7)
RFM Reremic Trust
2022-FRR1 CK60,
0.000%,
11/08/2049 27,006
0.0
60,000  UBS Commercial
Mortgage Trust 2019-
C17 A4, 2.921%,
10/15/2052 56,549
0.0
Total Commercial
Mortgage-Backed
Securities
(Cost $3,546,741)
3,344,575
0.9
U.S. TREASURY OBLIGATIONS : 0.4%
United States Treasury Notes : 0.4%
155,000
3.500
%,
09/30/2027 154,673
0.0
314,200
3.625
%,
09/30/2030 312,617
0.1
485,500
3.875
%,
09/30/2032 483,945
0.1
578,600
4.250
%,
11/15/2034 585,245
0.2
1,536,480
0.4
Total U.S. Treasury
Obligations
(Cost $1,522,115)
1,536,480
0.4
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 34.2%
Communication Services : 3.9%
22,184  Alphabet, Inc. — Class
A
5,392,930
1.4
15,748  Comcast Corp. — Class
A
494,802
0.1
4,754  Deutsche Telekom AG,
Reg
161,967
0.1
3,628
Fox Corp. — Class A
228,782
0.1
65,000
(6)
HKT Trust & HKT Ltd.
— Stapled Security
96,104
0.0
5,489
(6)
Iridium
Communications, Inc.
95,838
0.0
28,983
Koninklijke KPN NV
139,106
0.0
3,608  Meta Platforms, Inc. —
Class A
2,649,643
0.7
6,152  Millicom International
Cellular SA
298,618
0.1
986
(8)
Netflix, Inc.
1,182,135
0.3
2,869  New York Times Co. —
Class A
164,681
0.1
148,000  Nippon Telegraph &
Telephone Corp.
154,708
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Communication Services: (continued)
10,330
Orange SA
$ 167,563
0.1
1,463
(8)
Reddit, Inc. — Class A
336,475
0.1
3,079
(8)
ROBLOX Corp. —
Class A
426,503
0.1
817
(2)
Scout24 SE
102,499
0.0
828
(8)
Spotify Technology SA
577,944
0.2
184
Swisscom AG, Reg
133,740
0.0
1,543
(8)
Take-Two Interactive
Software, Inc.
398,650
0.1
7,313
Telenor ASA
121,348
0.0
38,939
Telstra Group Ltd.
124,142
0.0
2,118
T-Mobile US, Inc.
507,007
0.1
15,352  Verizon
Communications, Inc.
674,720
0.2
14,629,905
3.9
Consumer Discretionary : 2.6%
35,475
ADT, Inc.
308,987
0.1
10,547
(8)
Amazon.com, Inc.
2,315,805
0.6
439
(8)
Aumovio SE
18,101
0.0
162
Booking Holdings, Inc.
874,682
0.2
3,300
Bridgestone Corp.
152,520
0.1
2,852  Cie Generale des
Etablissements Michelin
SCA
102,712
0.0
878
Continental AG
58,085
0.0
397
Expedia Group, Inc.
84,859
0.0
21,995
Ford Motor Co.
263,060
0.1
6,829
General Motors Co.
416,364
0.1
4,916
H&R Block, Inc.
248,602
0.1
8,300
(6)
Isuzu Motors Ltd.
104,608
0.0
1,862  La Francaise des Jeux
SAEM
62,437
0.0
2,426
Lowe's Cos., Inc.
609,678
0.2
5,833
(8)
O'Reilly Automotive, Inc.
628,856
0.2
7,596
Pearson PLC
108,023
0.0
723
Ralph Lauren Corp.
226,704
0.1
2,513
Ross Stores, Inc.
382,956
0.1
3,515
Starbucks Corp.
297,369
0.1
2,860
(8)
Tesla, Inc.
1,271,899
0.3
3,269
TJX Cos., Inc.
472,501
0.1
4,257
Travel + Leisure Co.
253,249
0.1
2,182
Williams-Sonoma, Inc.
426,472
0.1
9,688,529
2.6
Consumer Staples : 2.0%
7,706
Altria Group, Inc.
509,058
0.1
5,795  British American
Tobacco PLC
308,220
0.1
1,063
Carrefour SA
16,110
0.0
8,142
Coca-Cola Co.
539,977
0.1
4,483
Colgate-Palmolive Co.
358,371
0.1
985
Danone SA
85,827
0.0
3,766
(8)
Dollar Tree, Inc.
355,397
0.1
2,182
(8)
e.l.f. Beauty, Inc.
289,071
0.1
254
Heineken Holding NV
17,441
0.0
3,834
Imperial Brands PLC
162,874
0.0
2,361
Ingredion, Inc.
288,302
0.1
5,300
Japan Tobacco, Inc.
173,824
0.1
800
Kao Corp.
34,865
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Balanced Income Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Staples: (continued)
10,275
Keurig Dr Pepper, Inc.
$ 262,115
0.1
7,500
Kirin Holdings Co. Ltd.
109,884
0.0
4,140  Koninklijke Ahold
Delhaize NV
167,524
0.0
3,975
Kroger Co.
267,955
0.1
217
Lancaster Colony Corp.
37,495
0.0
4,800  MatsukiyoCocokara &
Co.
97,503
0.0
4,700
(6)
MEIJI Holdings Co. Ltd.
97,456
0.0
5,349
Orkla ASA
55,923
0.0
4,491
PepsiCo, Inc.
630,716
0.2
6,271  Philip Morris
International, Inc.
1,017,156
0.3
4,127
Procter & Gamble Co.
634,114
0.2
2,699  Reckitt Benckiser Group
PLC
207,828
0.1
1,076
Smithfield Foods, Inc.
25,264
0.0
1,200  Suntory Beverage &
Food Ltd.
37,505
0.0
518
Sysco Corp.
42,652
0.0
5,347  Tyson Foods, Inc. —
Class A
290,342
0.1
4,249
Walmart, Inc.
437,902
0.1
58,500
(2)
WH Group Ltd.
63,353
0.0
7,622,024
2.0
Energy : 1.1%
5,000
Aker BP ASA
126,897
0.0
33,207
BP PLC
190,663
0.1
6,244  Chesapeake Energy
Corp.
663,363
0.2
4,497
Coterra Energy, Inc.
106,354
0.0
3,023
DT Midstream, Inc.
341,780
0.1
9,960
(6)
Eni SpA
174,262
0.1
3,573
EOG Resources, Inc.
400,605
0.1
5,480
EQT Corp.
298,276
0.1
5,121
Equinor ASA
124,881
0.0
14,400
Kinder Morgan, Inc.
407,664
0.1
2,160
OMV AG
115,404
0.0
4,982
ONEOK, Inc.
363,537
0.1
4,263
Range Resources Corp.
160,459
0.0
2,683
Repsol SA
47,710
0.0
10,499
Shell PLC
374,195
0.1
658
TotalEnergies SE
40,078
0.0
6,689
Williams Cos., Inc.
423,748
0.1
4,359,876
1.1
Financials : 5.8%
4,483
(2)
ABN AMRO Bank NV
143,813
0.0
2,083
Admiral Group PLC
94,012
0.0
1,817
Ageas SA
126,021
0.0
17,811
AIB Group PLC
162,379
0.1
958
Allianz SE
403,057
0.1
1,917
Allstate Corp.
411,484
0.1
3,836  American International
Group, Inc.
301,279
0.1
571  Ameriprise Financial,
Inc.
280,504
0.1
10,149  ANZ Group Holdings
Ltd.
222,857
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
1,754
ASR Nederland NV
$ 119,359
0.0
1,473
Assurant, Inc.
319,052
0.1
16,982
Aviva PLC
157,097
0.1
3,263
AXA SA
156,478
0.1
3,055  Axis Capital Holdings
Ltd.
292,669
0.1
9,518
Banco BPM SpA
142,851
0.0
22,827  Banco Comercial
Portugues SA — Class
R
20,265
0.0
4,863
Bank Hapoalim BM
98,851
0.0
5,713  Bank Leumi Le-Israel
BM
112,561
0.0
9,310  Bank of Ireland Group
PLC
154,149
0.1
3,944  Bank of New York
Mellon Corp.
429,738
0.1
444
Bankinter SA
7,019
0.0
450
(6)
Banque Cantonale
Vaudoise
53,324
0.0
10,986
Blue Owl Capital, Inc.
185,993
0.1
1,008
BNP Paribas SA
92,195
0.0
30,000  BOC Hong Kong
Holdings Ltd.
140,543
0.0
17,185
CaixaBank SA
181,507
0.1
1,480  Cboe Global Markets,
Inc.
362,970
0.1
6,054
Charles Schwab Corp.
577,975
0.2
153
Chubb Ltd.
43,184
0.0
5,224
Citigroup, Inc.
530,236
0.2
1,834
CME Group, Inc.
495,528
0.1
509
CNA Financial Corp.
23,648
0.0
5,198  Commerce Bancshares,
Inc.
310,632
0.1
7,406
Credit Agricole SA
145,944
0.0
4,072
Danske Bank A/S
173,934
0.1
2,690  DBS Group Holdings
Ltd.
106,680
0.0
5,743
DNB Bank ASA
156,531
0.1
4,283
Equitable Holdings, Inc.
217,491
0.1
656
(2)
Euronext NV
98,211
0.0
2,223  Gjensidige Forsikring
ASA
65,327
0.0
2,370
Globe Life, Inc.
338,839
0.1
740  Goldman Sachs Group,
Inc.
589,299
0.2
3,269
Hancock Whitney Corp.
204,672
0.1
500
(6)
Hang Seng Bank Ltd.
7,608
0.0
1,804  Hanover Insurance
Group, Inc.
327,661
0.1
3,076  Hartford Financial
Services Group, Inc.
410,308
0.1
388
Helvetia Holding AG
95,347
0.0
41,364
HSBC Holdings PLC
583,775
0.2
9,777
ING Groep NV
256,312
0.1
21,919
(6)
Insurance Australia
Group Ltd.
118,773
0.0
843  Interactive Brokers
Group, Inc. — Class A
58,007
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Balanced Income Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
2,824  Intercontinental
Exchange, Inc.
$ 475,788
0.1
42,652
Intesa Sanpaolo SpA
282,322
0.1
2,110  Jack Henry &
Associates, Inc.
314,242
0.1
3,900  Japan Post Bank Co.
Ltd.
47,755
0.0
1,726
JPMorgan Chase & Co.
544,432
0.2
3,341
Loews Corp.
335,403
0.1
188  LPL Financial Holdings,
Inc.
62,546
0.0
6,262
M&G PLC
21,355
0.0
2,310  Marsh & McLennan
Cos., Inc.
465,534
0.1
37,062
Medibank Pvt Ltd.
118,072
0.0
4,980
MetLife, Inc.
410,203
0.1
10,600
(6)
Mitsubishi HC Capital,
Inc.
87,563
0.0
564
MSCI, Inc.
320,019
0.1
5,132
(6)
National Australia Bank
Ltd.
149,709
0.0
17,703
NatWest Group PLC
125,042
0.0
2,201
NN Group NV
155,210
0.1
6,841  Nordea Bank Abp -
EUR
112,629
0.0
428
Northern Trust Corp.
57,609
0.0
2,191
OneMain Holdings, Inc.
123,704
0.0
8,300  Oversea-Chinese
Banking Corp. Ltd.
105,822
0.0
132  Pinnacle Financial
Partners, Inc.
12,380
0.0
2,455
Popular, Inc.
311,810
0.1
5,677
(2)
Poste Italiane SpA
134,949
0.0
1,486  Prosperity Bancshares,
Inc.
98,596
0.0
8,867  QBE Insurance Group
Ltd.
120,664
0.0
22,056
Rithm Capital Corp.
251,218
0.1
1,625  Ryan Specialty
Holdings, Inc.
91,585
0.0
13,236
Sampo Oyj — Class A
152,174
0.0
5,224
SLM Corp.
144,600
0.0
24
Swiss Life Holding AG
25,911
0.0
53
Swiss Re AG
9,844
0.0
3,131
Synchrony Financial
222,458
0.1
258  Synovus Financial
Corp.
12,663
0.0
6,433  Tradeweb Markets, Inc.
— Class A
713,934
0.2
1,606
Travelers Cos., Inc.
448,427
0.1
3,979
Tryg A/S
101,024
0.0
2,011
UniCredit SpA
153,028
0.0
4,204
Unum Group
326,987
0.1
9,218
US Bancorp
445,506
0.1
6,075
Visa, Inc. — Class A
2,073,884
0.6
1,064
Wells Fargo & Co.
89,184
0.0
411  Zurich Insurance Group
AG
293,776
0.1
21,657,510
5.8
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care : 3.3%
1,536
AbbVie, Inc.
$ 355,645
0.1
966  AmerisourceBergen
Corp.
301,904
0.1
13,000
(6)
Astellas Pharma, Inc.
141,700
0.0
9,660  Bristol-Myers Squibb
Co.
435,666
0.1
2,137
Cardinal Health, Inc.
335,424
0.1
1,473
Cigna Group
424,592
0.1
703
CVS Health Corp.
52,999
0.0
1,205
Danaher Corp.
238,903
0.1
5,918
(8)
Doximity, Inc. — Class A
432,902
0.1
1,201
Elevance Health, Inc.
388,067
0.1
1,826
Eli Lilly & Co.
1,393,238
0.4
2,770  Fisher & Paykel
Healthcare Corp. Ltd.
59,499
0.0
2,755  Fresenius SE & Co.
KGaA
153,965
0.1
4,376
Gilead Sciences, Inc.
485,736
0.1
3,470
GSK PLC
74,508
0.0
4,048  Hikma Pharmaceuticals
PLC
92,926
0.0
813
Humana, Inc.
211,518
0.1
1,005
(8)
Intuitive Surgical, Inc.
449,466
0.1
6,157
Johnson & Johnson
1,141,631
0.3
1,115
McKesson Corp.
861,382
0.2
6,022
Medtronic PLC
573,535
0.2
8,395
Merck & Co., Inc.
704,592
0.2
191
(8)
Mettler-Toledo
International, Inc.
234,474
0.1
2,605
Novartis AG, Reg
334,947
0.1
23,499
Pfizer, Inc.
598,755
0.2
1,132
Roche Holding AG
376,937
0.1
1,940
Smith & Nephew PLC
35,186
0.0
6,405
Sonic Healthcare Ltd.
90,720
0.0
1,212
Stryker Corp.
448,040
0.1
4,700
(6)
Takeda Pharmaceutical
Co. Ltd.
138,041
0.0
1,407
(8)
Vertex Pharmaceuticals,
Inc.
551,038
0.2
13,687
Viatris, Inc.
135,501
0.0
12,253,437
3.3
Industrials : 3.6%
2,557
3M Co.
396,795
0.1
32  ACS Actividades
de Construccion y
Servicios SA
2,565
0.0
1,183
AECOM
154,346
0.1
3,764
(2)
Aena SME SA
102,906
0.0
3,500
AGC, Inc.
114,143
0.0
1,901
AMERCO
96,761
0.0
2,067
AMETEK, Inc.
388,596
0.1
800
ANA Holdings, Inc.
15,456
0.0
127  Applied Industrial
Technologies, Inc.
33,153
0.0
1,079  Automatic Data
Processing, Inc.
316,687
0.1
531
(8)
Axon Enterprise, Inc.
381,067
0.1
4,305
BAE Systems PLC
119,836
0.0
6,102
Brambles Ltd.
100,120
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Balanced Income Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
371  Broadridge Financial
Solutions, Inc.
$ 88,361
0.0
1,842
(8)
Builders FirstSource,
Inc.
223,343
0.1
5,600  Central Japan Railway
Co.
160,550
0.1
1,473
Cintas Corp.
302,348
0.1
669  Comfort Systems USA,
Inc.
552,045
0.2
3,146
Computershare Ltd.
75,585
0.0
609
(6)
Concentrix Corp.
28,105
0.0
631
Delta Air Lines, Inc.
35,809
0.0
1,876
Donaldson Co., Inc.
153,551
0.1
5,600
East Japan Railway Co.
136,970
0.0
74
Eaton Corp. PLC
27,695
0.0
480
Eiffage SA
61,497
0.0
3,070
Emerson Electric Co.
402,723
0.1
1,434
Flowserve Corp.
76,203
0.0
4,849
Fortive Corp.
237,553
0.1
528  General Dynamics
Corp.
180,048
0.1
7,244
Genpact Ltd.
303,451
0.1
3,601
Getlink SE
66,401
0.0
1,126
Hexcel Corp.
70,600
0.0
1,310  Honeywell International,
Inc.
275,755
0.1
2,927  Howmet Aerospace,
Inc.
574,365
0.2
2,491
Ingersoll Rand, Inc.
205,806
0.1
5,400
(6)
Japan Airlines Co. Ltd.
108,731
0.0
8,177  Johnson Controls
International PLC
899,061
0.2
4,400
Kajima Corp.
128,237
0.0
1,820
Leidos Holdings, Inc.
343,907
0.1
7,200
(6)
Obayashi Corp.
118,177
0.0
395
Parker-Hannifin Corp.
299,469
0.1
1,392
Paycom Software, Inc.
289,731
0.1
186  Raytheon Technologies
Corp.
31,123
0.0
576
Regal Rexnord Corp.
82,621
0.0
906
RELX PLC - GBP
43,288
0.0
1,371
Republic Services, Inc.
314,617
0.1
961  Rockwell Automation,
Inc.
335,898
0.1
5,347
Rollins, Inc.
314,083
0.1
4,396  Rolls-Royce Holdings
PLC
70,662
0.0
196
Safran SA
69,555
0.0
3,200
Secom Co. Ltd.
117,400
0.0
6,000  Sekisui Chemical Co.
Ltd.
111,700
0.0
1,086
SGS SA
112,857
0.0
3,818
Smiths Group PLC
121,050
0.0
922
Snap-on, Inc.
319,501
0.1
3,729  SS&C Technologies
Holdings, Inc.
330,986
0.1
5,000
Sumitomo Corp.
144,665
0.0
4,500
(6)
Swire Pacific Ltd. —
Class A
38,136
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
1,327
Textron, Inc.
$ 112,118
0.0
5,800
(6)
Tokyo Metro Co. Ltd.
66,475
0.0
8,200
Tokyu Corp.
100,002
0.0
494  Trane Technologies
PLC
208,448
0.1
10,593
Transurban Group
96,649
0.0
6,440
(8)
Uber Technologies, Inc.
630,927
0.2
2,325
Union Pacific Corp.
549,560
0.2
802  Watts Water
Technologies, Inc. —
Class A
223,983
0.1
5,100  West Japan Railway
Co.
111,832
0.0
971  Westinghouse Air Brake
Technologies Corp.
194,656
0.1
13,501,300
3.6
Information Technology : 9.0%
20,307
Apple, Inc.
5,170,771
1.4
967
(8)
AppLovin Corp. —
Class A
694,828
0.2
2,012
(8)
Atlassian Corp. —
Class A
321,316
0.1
2,764
Avnet, Inc.
144,502
0.0
9,650
Broadcom, Inc.
3,183,632
0.8
11,795
Cisco Systems, Inc.
807,014
0.2
1,357
(8)
Cloudflare, Inc. — Class
A
291,199
0.1
4,633  Cognizant Technology
Solutions Corp. —
Class A
310,735
0.1
882
(8)
Crowdstrike Holdings,
Inc. — Class A
432,515
0.1
424
Intuit, Inc.
289,554
0.1
3,997
Lam Research Corp.
535,198
0.1
1,592
Micron Technology, Inc.
266,373
0.1
14,350
Microsoft Corp.
7,432,583
2.0
792
(8)
Monday.com Ltd.
153,403
0.0
853
Motorola Solutions, Inc.
390,068
0.1
2,625
NetApp, Inc.
310,958
0.1
44,977
NVIDIA Corp.
8,391,809
2.2
2,800
Obic Co. Ltd.
97,590
0.0
2,198
(8)
Onto Innovation, Inc.
284,026
0.1
1,806
Oracle Corp.
507,919
0.1
300
Oracle Corp. Japan
30,631
0.0
3,519
(8)
Palantir Technologies,
Inc. — Class A
641,936
0.2
3,409
Qualcomm, Inc.
567,121
0.2
3,268
Sage Group PLC
48,479
0.0
2,755
Salesforce, Inc.
652,935
0.2
928
(8)
ServiceNow, Inc.
854,020
0.2
2,491
(8)
Snowflake, Inc. —
Class A
561,845
0.2
3,000
TIS, Inc.
98,955
0.0
1,165
VeriSign, Inc.
325,699
0.1
33,797,614
9.0
Materials : 0.9%
32
Air Liquide SA
6,667
0.0
1,844
AptarGroup, Inc.
246,469
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Balanced Income Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
15,300
Asahi Kasei Corp.
$ 120,254
0.1
151  Carpenter Technology
Corp.
37,076
0.0
206
DSM-Firmenich AG
17,576
0.0
2,409  DuPont de Nemours,
Inc.
187,661
0.1
1,465
Ecolab, Inc.
401,205
0.1
4,259
Element Solutions, Inc.
107,199
0.0
72  EMS-Chemie Holding
AG
51,154
0.0
4,561
Evonik Industries AG
79,312
0.0
2,809  Freeport-McMoRan,
Inc.
110,169
0.0
23
Givaudan SA, Reg
93,818
0.0
6,700
(6)
JFE Holdings, Inc.
82,216
0.0
21,400  Mitsubishi Chemical
Group Corp.
122,925
0.1
26,000
(6)
Nippon Steel Corp.
107,087
0.0
190
Rio Tinto Ltd.
15,326
0.0
1,666
Royal Gold, Inc.
334,166
0.1
1,673
RPM International, Inc.
197,213
0.1
1,183
Sherwin-Williams Co.
409,626
0.1
6,577
SIG Group AG
68,209
0.0
1,240
Smurfit WestRock PLC
52,787
0.0
907
Symrise AG
78,882
0.0
1,206
Vulcan Materials Co.
370,990
0.1
3,297,987
0.9
Real Estate : 0.9%
1,525
American Tower Corp.
293,288
0.1
11,663  Brixmor Property
Group, Inc.
322,832
0.1
2,845  COPT Defense
Properties
82,676
0.0
5,000
(6)
Daito Trust Construction
Co. Ltd.
109,706
0.0
3,800  Daiwa House Industry
Co. Ltd.
136,477
0.0
1,393
Digital Realty Trust, Inc.
240,822
0.1
3,044  Gaming and Leisure
Properties, Inc.
141,881
0.0
1,854
Klepierre SA
72,380
0.0
8,000
Link REIT
41,104
0.0
7,293  National Retail
Properties, Inc.
310,463
0.1
30
(6)
Nippon Building Fund,
Inc.
28,299
0.0
4,130
Regency Centers Corp.
301,077
0.1
15,531  Sabra Health Care
REIT, Inc.
289,498
0.1
15,159
Scentre Group
40,889
0.0
2,325  Simon Property Group,
Inc.
436,333
0.1
6,332
VICI Properties, Inc.
206,486
0.1
1,933
Welltower, Inc.
344,345
0.1
3,398,556
0.9
Utilities : 1.1%
297
BKW AG
63,700
0.0
2,472
Black Hills Corp.
152,250
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Utilities: (continued)
15,569
Centrica PLC
$ 34,962
0.0
2,500  CK Infrastructure
Holdings Ltd.
16,402
0.0
12,000
CLP Holdings Ltd.
99,292
0.0
5,699
Contact Energy Ltd.
30,069
0.0
4,144
Duke Energy Corp.
512,820
0.1
3,559
E.ON SE
67,036
0.0
5,183
Edison International
286,516
0.1
3,307
Endesa SA
105,645
0.0
25,626
Enel SpA
242,847
0.1
8,239
Engie SA
177,110
0.1
2,895
Entergy Corp.
269,785
0.1
4,221
Eversource Energy
300,282
0.1
8,751
Exelon Corp.
393,883
0.1
1,390
Iberdrola SA
26,312
0.0
1,956
National Fuel Gas Co.
180,676
0.1
8,178
NiSource, Inc.
354,107
0.1
4,737
OGE Energy Corp.
219,181
0.1
5,285
Origin Energy Ltd.
43,614
0.0
1,400
Osaka Gas Co. Ltd.
40,549
0.0
14,886
PG&E Corp.
224,481
0.1
2,371  Portland General
Electric Co.
104,324
0.0
17,500
(6)
Power Assets Holdings
Ltd.
110,769
0.0
7,850  United Utilities Group
PLC
121,272
0.0
4,177,884
1.1
Total Common Stock
(Cost $85,217,169)
128,384,622
34.2
EXCHANGE-TRADED FUNDS : 7.5%
323,476  iShares Core S&P Mid-
Cap ETF
21,110,044
5.6
5,315  iShares MSCI EAFE
Value ETF
360,516
0.1
3,471  iShares Russell 1000
Value ETF
706,661
0.2
112,169  Vanguard FTSE
Emerging Markets ETF
6,077,316
1.6
28,254,537
7.5
Total Exchange-Traded
Funds
(Cost $26,590,171)
28,254,537
7.5
MUTUAL FUNDS : 16.6%
Affiliated Investment Companies : 16.6%
1,053,550  Voya VACS Series
EMHCD Fund
11,220,310
3.0
3,854,287  Voya VACS Series HYB
Fund
40,084,582
10.6
1,054,149  Voya VACS Series SC
Fund
11,226,687
3.0
62,531,579
16.6
Total Mutual Funds
(Cost $61,523,708)
62,531,579
16.6

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Balanced Income Portfolio
Shares Value
Percentage
of Net
Assets
PREFERRED STOCK : 0.0%
Consumer Staples : 0.0%
1,673
Henkel AG & Co. KGaA
$ 134,989
0.0
Total Preferred Stock
(Cost $125,929)
134,989
0.0
PURCHASED OPTIONS
(9)
: 0.0%
Total Purchased
Options
(Cost $124,897)
23,074
0.0
Total Long-Term
Investments
(Cost $265,327,967)
309,871,159
82.5
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 16.2%
Commercial Paper : 10.7%
1,000,000  American Electric
Power Co., Inc.,
10/10/2025 998,814
0.3
3,000,000  Concord Minutemen
Capital Co. LLC,
10/15/2025 2,994,824
0.8
6,000,000  Concord Minutemen
Capital Co. LLC,
4.180
%,
10/01/2025 5,999,313
1.6
4,000,000  Dominion Res, Inc.,
4.320
%,
10/14/2025 3,993,376
1.1
400,000
EIDP, Inc.,
10/06/2025 399,716
0.1
4,000,000
EIDP, Inc.,
11/10/2025 3,980,361
1.0
2,000,000  Enbridge US, Inc.,
10/20/2025 1,995,229
0.5
2,000,000  Entergy Corp.,
12/17/2025 1,981,601
0.5
5,000,000
Entergy Corp.,
4.270
%,
10/01/2025 4,999,414
1.3
1,860,000
(2)
Johnson Controls
International PLC,
4.260
%,
10/01/2025 1,859,783
0.5
4,000,000  McCormick & Co., Inc.,
4.290
%,
10/10/2025 3,995,300
1.1
1,000,000
Oracle Corp.,
4.310
%,
11/21/2025 993,892
0.3
2,000,000  Parker-Hannifin Corp.,
11/25/2025 1,986,718
0.5
4,000,000  Sherwin-Williams Co.,
10/22/2025 3,989,690
1.1
Total Commercial Paper
(Cost $40,172,201)
40,168,031
10.7
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements : 0.7%
1,000,000
(10)
Daiwa Capital
Markets America
Inc., Repurchase
Agreement dated
09/30/2025, 4.210%,
due 10/01/2025
(Repurchase
Amount $1,000,115,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 2.000%-
7.500%, Market Value
plus accrued interest
$1,020,012, due
08/27/27-09/01/55)
$ 1,000,000
0.3
124,049
(10)
HSBC Securities (USA)
Inc., Repurchase
Agreement dated
09/30/2025, 4.210%,
due 10/01/2025
(Repurchase Amount
$124,063, collateralized
by various U.S.
Government Securities,
0.000%-4.000%, Market
Value plus accrued
interest $126,530, due
07/15/26-08/15/54)
124,049
0.0
233,711
(10)
J.P. Morgan Securities
LLC, Repurchase
Agreement dated
09/30/2025, 4.200%,
due 10/01/2025
(Repurchase Amount
$233,738, collateralized
by various U.S.
Government Securities,
4.125%-4.500%, Market
Value plus accrued
interest $238,385, due
12/31/31-05/31/32)
233,711
0.0
323,121
(10)
Natwest Markets
Securities Inc.,
Repurchase
Agreement dated
09/30/2025, 4.190%,
due 10/01/2025
(Repurchase Amount
$323,158, collateralized
by various U.S.
Government Securities,
0.000%-6.625%, Market
Value plus accrued
interest $329,583, due
11/18/25-08/15/55)
323,121
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Balanced Income Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
104,001
(10)
RBC Dominion
Securities Inc.,
Repurchase
Agreement dated
09/30/2025, 4.190%,
due 10/01/2025
(Repurchase Amount
$104,013, collateralized
by various U.S.
Government Securities,
0.000%-4.750%, Market
Value plus accrued
interest $106,081, due
10/23/25-08/15/55)
$ 104,001
0.0
1,000,000
(10)
State of Wisconsin
Investment Board,
Repurchase
Agreement dated
09/30/2025, 4.290%,
due 10/01/2025
(Repurchase
Amount $1,000,118,
collateralized by various
U.S. Government
Securities, 0.125%-
3.875%, Market Value
plus accrued interest
$1,018,129, due
10/15/26-02/15/54)
1,000,000
0.3
Total Repurchase
Agreements
(Cost $2,784,882)
2,784,882
0.7
U.S. Treasury Obligations : 2.4%
9,000,000
(4)
United States Treasury
Bill,
3.960
%,
10/28/2025 8,972,733
2.4
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : (continued)
Mutual Funds : 2.4%
9,001,000
(11)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 4.050%
(Cost $9,001,000) $ 9,001,000 2.4
Total Short-Term
Investments
(Cost $60,930,726)
60,926,646
16.2
Total Investments in
Securities
(Cost $326,258,693) $ 370,797,805 98.7
Assets in Excess of
Other Liabilities
4,826,195 1.3
Net Assets $ 375,624,000 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Variable rate security. Rate shown is the rate in effect as of
September 30, 2025.
(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(3)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans.
Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(4)
Represents a zero coupon bond. Rate shown reflects the effective yield as of September 30, 2025.
(5)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of September
30, 2025.
(6)
Security, or a portion of the security, is on loan.
(7)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(8)
Non-income producing security.
(9)
The tables within the Portfolio of Investments detail open
purchased options which are non-income producing securities.
(10)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(11)
Rate shown is the 7-day yield as of September 30, 2025.
Currency Abbreviations:
BRL Brazilian Real
EUR EU Euro
Reference Rate Abbreviations:
12MTA 12-month Treasury Average
SOFR30A 30-day Secured Overnight Financing Rate
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Balanced Income Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2025
Asset Table
Investments, at fair value
Common Stock
Communication Services $ 13,428,728 $ 1,201,177 $ — $ 14,629,905
Consumer Discretionary 9,100,144 588,385 — 9,688,529
Consumer Staples 6,083,390 1,538,634 — 7,622,024
Energy 3,165,786 1,194,090 — 4,359,876
Financials 15,063,881 6,593,629 — 21,657,510
Health Care 10,814,507 1,438,930 — 12,253,437
Industrials 11,023,991 2,477,309 — 13,501,300
Information Technology 33,521,959 275,655 — 33,797,614
Materials 2,454,561 843,426 — 3,297,987
Real Estate 2,998,000 400,556 — 3,398,556
Utilities 3,103,950 1,073,934 — 4,177,884
Total Common Stock 110,758,897 17,625,725 — 128,384,622
Mutual Funds 62,531,579 — — 62,531,579
Collateralized Mortgage Obligations — 57,275,849 — 57,275,849
Exchange-Traded Funds 28,254,537 — — 28,254,537
Asset-Backed Securities — 10,290,272 — 10,290,272
Sovereign Bonds — 9,246,845 — 9,246,845
Corporate Bonds/Notes — 8,848,337 — 8,848,337
Commercial Mortgage-Backed Securities — 3,344,575 — 3,344,575
U.S. Treasury Obligations — 1,536,480 — 1,536,480
Preferred Stock — 134,989 — 134,989
Purchased Options — 23,074 — 23,074
Short-Term Investments 9,001,000 51,925,646 — 60,926,646
Total Investments, at fair value $ 210,546,013 $ 160,251,792 $ — $ 370,797,805
Other Financial Instruments+
Centrally Cleared Credit Default Swaps — 34,075 — 34,075
Centrally Cleared Interest Rate Swaps — 10,818 — 10,818
Forward Foreign Currency Contracts — 65,389 — 65,389
Forward Premium Swaptions — 222,885 — 222,885
Futures 24,082 — — 24,082
OTC Total Return Swaps — 883,400 — 883,400
OTC volatility swaps — 132,185 — 132,185
Total Assets $ 210,570,095 $ 161,600,544 $ — $ 372,170,639
Liabilities Table
Other Financial Instruments+
Centrally Cleared Credit Default Swaps $ — $ (7,677) $ — $ (7,677)
Centrally Cleared Interest Rate Swaps — (21,722) — (21,722)
Forward Foreign Currency Contracts — (926,696) — (926,696)
Forward Premium Swaptions — (221,829) — (221,829)
Futures (354,643) — — (354,643)
OTC volatility swaps — (14,275) — (14,275)
Written Options — (12,855) — (12,855)
Total Liabilities $ (354,643) $ (1,205,054) $ — $ (1,559,697)
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Balanced Income Portfolio
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2025, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya VACS Series EMHCD Fund
$ 10,095,521 $ 523,941 $ — $ 600,848 $ 11,220,310 $ 523,938 $ — $ —
Voya VACS Series HYB Fund
29,428,063 10,074,383 — 582,136 40,084,582 1,821,958 — —
Voya VACS Series SC Fund
31,615,106 1,241,043 (21,963,868) 334,406 11,226,687 1,241,022 28,958 —
$ 71,138,690 $ 11,839,367 $ (21,963,868) $ 1,517,390 $ 62,531,579 $ 3,586,918 $ 28,958 $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At September 30, 2025, the following forward foreign currency contracts were outstanding for Voya Balanced Income Portfolio:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
GBP 1 USD 1 Bank Of Montreal 10/31/25 $ —
EUR 6,052 USD 7,137 Barclays Bank PLC 10/31/25 (18)
MXN 30,668,869 USD 1,665,709 BNP Paribas 11/07/25 2,240
USD 657,811 TRY 31,022,355 Deutsche Bank AG 11/10/25 (64,067)
USD 1,785,105 MXN 33,000,693 Goldman Sachs International 11/07/25 (9,663)
USD 1,113,694 MXN 20,891,340 Goldman Sachs International 11/07/25 (22,497)
USD 2,234,521 BRL 12,333,438 Goldman Sachs International 11/07/25 (61,763)
TRY 30,982,887 USD 657,811 Goldman Sachs International 11/10/25 63,149
USD 5,038,798 BRL 31,364,000 Goldman Sachs International 01/05/26 (721,121)
USD 445 PEN 1,572 Morgan Stanley Capital Services LLC 11/07/25 (7)
USD 1,287,539 COP 5,073,662,875 Morgan Stanley Capital Services LLC 11/07/25 (299)
USD 1,114,624 MXN 20,891,340 Morgan Stanley Capital Services LLC 11/07/25 (21,567)
JPY 149 USD 1 Royal Bank of Canada 10/31/25 —
USD 1 JPY 150 Royal Bank of Canada 10/31/25 —
JPY 166,356 USD 1,142 Standard Chartered Bank 10/31/25 (14)
EUR 24,485 USD 29,085 Standard Chartered Bank 10/31/25 (284)
COP 5,040,789,220 USD 1,304,890 Wells Fargo Bank, N.A. 11/07/25 (25,396)
$ (861,307)
At September 30, 2025, the following futures contracts were outstanding for Voya Balanced Income Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
Euro-Bund 30 12/08/25 $ 4,528,442 $ (26,088)
U.S. Treasury 2-Year Note 453 12/31/25 94,404,492 (18,481)
U.S. Treasury 5-Year Note 836 12/31/25 91,287,281 (80,406)
U.S. Treasury Ultra Long Bond 2 12/19/25 240,125 5,652
$ 190,460,340 $ (119,323)
Short Contracts:
Euro-OAT (30) 12/08/25 (4,274,141) 18,430
U.S. Treasury 10-Year Note (176) 12/19/25 (19,800,000) (39,589)
U.S. Treasury Long Bond (56) 12/19/25 (6,529,250) (119,995)
U.S. Treasury Ultra 10-Year Note (86) 12/19/25 (9,896,719) (70,084)
$ (40,500,110) $ (211,238)

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Balanced Income Portfolio
At September 30, 2025, the following centrally cleared interest rate swaps were outstanding for Voya Balanced Income Portfolio:
Pay/Receive
Floating Rate Floating Rate Index
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount
Fair
Value
Unrealized
Appreciation/
(Depreciation)
Pay 1-day Secured Overnight Financing Rate Annual 3.933 % Annual 05/05/45 USD 1,422,528 $ (5,698) $ (5,698)
Receive 1-day Secured Overnight Financing Rate Annual 4.452 Annual 11/29/44 USD 1,368,100 (1,839) (1,839)
Receive 1-day Secured Overnight Financing Rate Annual 4.444 Annual 08/16/44 USD 1,334,800 (1,595) (1,595)
Receive 1-day Secured Overnight Financing Rate Annual 3.699 Annual 05/05/35 USD 1,183,464 (6,113) (6,113)
Receive 1-day Secured Overnight Financing Rate Annual 3.932 Annual 07/20/37 USD 741,500 (6,477) (6,477)
Receive 1-day Secured Overnight Financing Rate Annual 3.857 Annual 05/05/55 USD 561,108 8,009 8,009
Receive 1-day Secured Overnight Financing Rate Annual 3.736 Annual 07/20/37 USD 419,100 2,809 2,809
$ (10,904) $ (10,904)
At September 30, 2025, the following OTC total return swaps were outstanding for Voya Balanced Income Portfolio:
Pay/Receive
Total
Return
(1)
Reference Entity
Reference
Entity
Payment
Frequency
(Pay)/
Receive
Financing
Rate
Floating
Rate
Payment
Frequency Counterparty
Termination
Date
Notional
Amount
Fair
Value
Upfront
Payments
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation)
Receive
iShares iBoxx
$ High Yield
Corporate Bond
ETF Quarterly
(Secured
Overnight
Financing
Rate +
0.00%) Quarterly
Morgan Stanley
& Co. LLC 12/20/25 USD 8,820,000 $ 441,000 $ — $ 441,000
Receive
iShares iBoxx
$ High Yield
Corporate Bond
ETF Quarterly
(Secured
Overnight
Financing
Rate +
0.00%) Quarterly
Morgan Stanley
& Co. LLC 12/20/25 USD 8,000,000 442,400 — 442,400
$ 883,400 $ — $ 883,400
(1)
The Portfolio will pay or receive the total return of the reference entity depending on whether the return is positive or negative. Where the Portfolio has elected to receive the total return of the reference entity if positive, it will be responsible for paying the floating rate and the total return of the reference entity, if negative. If the Portfolio has elected to pay the total return of the reference entity if positive, it will receive the floating rate and the total return of the reference entity, if negative.
At September 30, 2025, the following OTC volatility swaps were outstanding for Voya Balanced Income Portfolio:
Pay/
Receive
Volatility
(1)
Reference Entity
Volatility
Strike
Rate Counterparty
Maturity
Date Currency
Notional
Amount Fair Value
Unrealized
Appreciation
(Depreciation)
Pay
USD vs. INR Spot Exchange
Rate 4.325% BNP Paribas 02/10/26 USD 5,364,000 $ (14,275) $ (14,275)
Receive
USD vs. BRL Spot Exchange
Rate 15.300% Bank of America N.A. 01/05/26 USD 5,140,000 25,785 25,785
Receive
USD vs. BRL Spot Exchange
Rate 18.300% Goldman Sachs International 06/24/26 USD 4,576,000 46,975 46,975
Receive
EUR vs. USD Spot Exchange
Rate 8.400% Morgan Stanley & Co. LLC 02/10/26 USD 5,364,000 46,533 46,533
Receive
USD vs. BRL Spot Exchange
Rate 15.300%
Morgan Stanley Capital Services
LLC 01/05/26 USD 2,570,000 12,892 12,892
$ 117,910 $ 117,910
At September 30, 2025, the following OTC purchased credit default swaptions were outstanding for Voya Balanced Income Portfolio:
Description Counterparty Reference Entity
Exercise
Rate (%)
(Pay)/
Receive
Exercise
Rate
Strike
Price
Expiration
Date
Notional
Amount Cost
Fair
Value
Put on 5-Year
Credit Default
Swap Citibank N.A.
CDX North American
High Yield, Series 44,
Version 1 5.000 Pay 104.000% 10/15/25 USD $ 2,227,000 $ 12,026 $ 239
Put on 5-Year
Credit Default
Swap
Morgan Stanley
Capital Services
LLC
CDX North American
High Yield, Series 44,
Version 1 5.000 Pay 104.000% 10/15/25 USD 3,745,000 19,099 401
$31,125 $ 640

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Balanced Income Portfolio
At September 30, 2025, the following OTC written credit default swaptions were outstanding for Voya Balanced Income Portfolio:
Description Counterparty Reference Entity
Exercise
Rate (%)
(Pay)/
Receive
Exercise
Rate
Strike
Price
Expiration
Date
Notional
Amount
Premiums
Received
Fair
Value
Put on 5-Year
Credit Default
Swap
Deutsche Bank
AG
iTraxx Crossover Index,
Series 43, Version 2 5.000 Receive 287.500% 10/15/25 EUR $ 1,841,108 $ 7,118 $ (715)
Put on 5-Year
Credit Default
Swap Citibank N.A.
CDX North American
High Yield, Series 44,
Version 1 5.000 Receive 106.000% 10/15/25 USD 2,227,000 21,651 (798)
Put on 5-Year
Credit Default
Swap
Morgan Stanley
Capital Services
LLC
CDX North American
High Yield, Series 44,
Version 1 5.000 Receive 106.000% 10/15/25 USD 3,745,000 34,688 (1,343)
$63,457 $(2,856)
At September 30, 2025, the following OTC purchased foreign currency options were outstanding for Voya Balanced Income Portfolio:
Description Counterparty
Expiration
Date
Exercise
Price Notional Amount Cost Fair Value
Call USD vs. Put JPY Goldman Sachs International 10/13/25 125.000 USD 87,000 $ 7,352 $ —
Put USD vs. Call JPY Goldman Sachs International 11/04/25 143.000 USD 3,080,000 42,045 9,356
Put USD vs. Call JPY Morgan Stanley Capital Services LLC 10/13/25 125.000 USD 87,000 7,636 —
$ 57,033 $ 9,356
At September 30, 2025, the following OTC written foreign currency options were outstanding for Voya Balanced Income Portfolio:
Description Counterparty
Expiration
Date
Exercise
Price Notional Amount
Premiums
Received Fair Value
Put USD vs. Call JPY Goldman Sachs International 11/04/25 140.000 USD 3,080,000 $ 25,197 $ (3,439)
$ 25,197 $ (3,439)
At September 30, 2025, the following OTC purchased interest rate swaptions were outstanding for Voya Balanced Income Portfolio:
Description Counterparty
Pay/
Receive
Exercise
Rate
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount Cost Fair Value
Call on 5-Year Interest
Rate Swap
(1)
Morgan Stanley
Capital Services
LLC Receive 2.500% 6-month EUR-EURIBOR 05/20/26 EUR 6,579,000 $ 36,739 $ 13,078
$ 36,739 $ 13,078
At September 30, 2025, the following OTC written interest rate swaptions were outstanding for Voya Balanced Income Portfolio:
Description Counterparty
Pay/Receive
Exercise
Rate
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premiums
Received Fair Value
Call on 10-Year Interest
Rate Swap
(2)
Morgan Stanley
Capital Services LLC Pay 2.300% 6-month EUR-EURIBOR 05/20/26 EUR 3,289,000 $ 27,087 $ (6,560)
Put on 2-Year Interest
Rate Swap
(1)
Mizuho Capital
Markets LLC Receive 3.700%
1-day Secured Overnight
Financing Rate 10/03/25 USD 7,976,000 12,841 —
$ 39,928 $ (6,560)
At September 30, 2025, the following OTC purchased forward premium swaptions were outstanding for Voya Balanced Income Portfolio:
Description Counterparty
Exercise
Rate
(3)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(4)
Unrealized
Appreciation/
(Depreciation)
Call on 10-Year
Interest Rate Swap Bank of America N.A. 4.103% Receive
1-day Secured Overnight
Financing Rate 07/16/27 USD 3,224,100 $ (143,876) $ 19,230
Call on 10-Year
Interest Rate Swap Barclays Bank PLC 2.355% Receive
1-day Secured Overnight
Financing Rate 11/27/34 USD 3,515,000 — 43,115
Call on 10-Year
Interest Rate Swap
JPMorgan Chase
Bank N.A. 2.375% Receive
1-day Secured Overnight
Financing Rate 08/14/34 USD 3,336,910 (140,150) (61,297)
Call on 30-Year
Interest Rate Swap Barclays Bank PLC 17.500% Receive
1-day Secured Overnight
Financing Rate 06/14/27 USD 2,115,500 (293,300) 43,253

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Balanced Income Portfolio
Description Counterparty
Exercise
Rate
(3)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(4)
Unrealized
Appreciation/
(Depreciation)
Call on 30-Year
Interest Rate Swap Barclays Bank PLC 17.700% Receive
1-day Secured Overnight
Financing Rate 05/28/27 USD 740,000 $ (13,980) $ 14,063
Put on 10-Year
Interest Rate Swap Bank of America N.A. 4.103% Pay
1-day Secured Overnight
Financing Rate 07/16/27 USD 3,224,100 (143,875) (52,115)
Put on 30-Year
Interest Rate Swap Barclays Bank PLC 18.000% Pay
1-day Secured Overnight
Financing Rate 05/25/27 USD 5,914,400 (898,092) 96,515
$ (1,633,273) $ 102,764
At September 30, 2025, the following OTC written forward premium swaptions were outstanding for Voya Balanced Income Portfolio:
Description Counterparty
Exercise
Rate
(3)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(4)
Unrealized
Appreciation/
(Depreciation)
Put on 10-Year
Interest Rate Swap Barclays Bank PLC 5.355% Receive
1-day Secured Overnight
Financing Rate 11/27/34 USD 3,515,000 $ 63,621 $ (91,240)
Put on 10-Year
Interest Rate Swap
JPMorgan Chase
Bank N.A. 5.540% Receive
1-day Secured Overnight
Financing Rate 08/14/34 USD 3,336,910 140,150 (17,177)
Put on 1-Year Interest
Rate Swap
Goldman Sachs
International 2.150% Receive 3-month EUR-EURIBOR 07/21/26 EUR 32,894,000 47,116 6,709
$ 250,887 $ (101,708)
(1)
Portfolio pays the exercise rate semi-annually and receives the floating rate index quarterly.
(2)
Portfolio receives the exercise rate semi-annually and pays the floating rate index quarterly.
(3)
Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.
(4)
Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.
Currency Abbreviations:
BRL
—
Brazilian Real
COP
—
Colombian Peso
EUR
—
EU Euro
GBP
—
British Pound
JPY
—
Japanese Yen
MXN
—
Mexican Peso
PEN
—
Peruvian Nuevo Sol
TRY
—
Turkish Lira
USD
—
United States Dollar
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 51,083,835
Gross Unrealized Depreciation (6,544,723)
Net Unrealized Appreciation $ 44,539,112